NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Three Months Ended January 31, 2023	Three Months Ended January 31, 2022
Revenues:
Research and development products	$75,643	$298,069
AlloRx Stem Cells to Foreign Third-Party Clinics	148,283	155,591
Consulting revenue	25,000	500,000
InfiniVive products	75,050	135,075
Fitore products	20,615	67,621

Total	$344,591	$1,156,356

The following table summarizes the Company’s revenue for the reporting periods, disaggregated by product or service type:

	Year Ended October 31, 2022	Year Ended October 31, 2021
Revenues:
Research and development products	$1,072,312	$857,648
AlloRx Stem Cells to Foreign Third-Party Clinics	1,174,456	180,856
Consulting revenue	600,000	51,822
InfiniVive products	236,788	139,070
Fitore products	209,737	81,550

Total	$3,293,293	$1,310,946

SUMMARY OF DEFERRED REVENUES

The table below summarizes Deferred Revenues as of January 31, 2023:

	October 31, 2022	Revenue Recognized	Revenue Deferred	January 31, 2023
Deferred Revenue	$650,000	$-	$-	$650,000
Total	$650,000	$-	$-	$650,000

The table below summarizes Deferred Revenues as of October 31, 2022:

	October 31, 2021	Revenue Recognized	Revenue Deferred	October 31, 2022
Deferred Revenue	$500,000	$(500,000)	$650,000	$650,000
Total	$500,000	$(500,000)	$650,000	$650,000

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED EARNINGS PER SHARE

	January 31, 2023	January 31, 2022

Stock options outstanding	29,226,000	28,230,000
Shares to be issued in connection with convertible preferred shares	-	13,605,900
Shares to be issued in connection with exercise of warrants	12,905,856	13,605,856
Shares to be issued upon conversion of convertible notes payable and accrued interest	-	3,007,808
2021 Series Convertible Notes Payable - Related Party – common shares	480,000	800,000
2022 Series Convertible Notes Payable - common shares	200,000	-
2023 Series Convertible Notes Payable - Stock Settlement	318,898	-
2023 Series Convertible Notes Payable - Stock Settled - warrants issuable	79,983	-
Total	43,210,737	59,249,564

	October 31, 2022	October 31, 2021

Stock options outstanding	29,226,000	28,230,000
Shares to be issued in connection with convertible preferred shares	-	13,605,900
Shares to be issued in connection with exercise of warrants	13,605,856	13,605,856
Shares to be issued upon conversion of convertible notes payable and accrued interest	-	3,007,808
2021 Series Convertible Notes Payable – Related Party	480,000	-
2022 Series Convertible Notes Payable	200,000	-
Total	43,511,856	58,449,564

SCHEDULE OF INVENTORIES

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	January 31, 2023	October 31, 2022

Raw materials	$76,513	$112,023
Finished goods	187,093	168,115
Total inventory	$263,606	$280,138

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market. Inventories consisted of the following at the balance sheet dates:

	October 31, 2022	October 31, 2021

Raw materials	$112,023	$-
Finished goods	168,115	118,005
Total inventory	$280,138	$118,005